Segment analysis - Segment results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment analysis
Revenue from contracts with customers	$ 6,660	$ 6,676	$ 6,390
Adjusted EBITDA	1,173	1,115	1,141
Capital expenditure	505	467	400
Segment assets		7,936	8,626
Segment assets (excluding Investment in material joint venture)	8,303
Discontinued operations
Segment analysis
Revenue from contracts with customers	2,003	2,421	2,206
Adjusted EBITDA	326	363	367
Capital expenditure	107	108	92
Segment assets		2,378	2,526
Aggregate continuing and discontinued operations
Segment analysis
Revenue from contracts with customers	8,663	9,097	8,596
Adjusted EBITDA	1,499	1,478	1,508
Capital expenditure	612	575	492
Segment assets	8,678	10,314	11,152
Segment assets (excluding Investment in material joint venture)	8,303
Investment in material joint ventures	375
Metal Beverage Packaging Europe
Segment analysis
Revenue from contracts with customers	1,556	1,616	1,535
Adjusted EBITDA	253	270	257
Capital expenditure	95	103	95
Segment assets		2,274	2,392
Segment assets (excluding Investment in material joint venture)	2,360
Metal Beverage Packaging Americas
Segment analysis
Revenue from contracts with customers	1,816	1,742	1,529
Adjusted EBITDA	250	230	195
Capital expenditure	110	79	69
Segment assets		1,549	1,425
Segment assets (excluding Investment in material joint venture)	1,725
Glass Packaging Europe
Segment analysis
Revenue from contracts with customers	1,613	1,623	1,549
Adjusted EBITDA	391	358	340
Capital expenditure	163	151	110
Segment assets		1,916	2,187
Segment assets (excluding Investment in material joint venture)	1,977
Glass Packaging North America
Segment analysis
Revenue from contracts with customers	1,675	1,695	1,777
Adjusted EBITDA	279	257	349
Capital expenditure	137	134	126
Segment assets		$ 2,197	$ 2,622
Segment assets (excluding Investment in material joint venture)	$ 2,241